PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Mar. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

Property, equipment and software, net, consist of the following:

	March 31,	March 31,
	2022	2023
	RMB	RMB

Cost
Leasehold improvement	174,466	178,023
Electronic equipment	53,194	51,748
Software	26,018	26,953
Vehicles and motors	4,478	4,057
Furniture	3,508	2,151
Construction in progress	7,218	43,489
Total property, equipment and software	268,882	306,421

Less: accumulated depreciation and amortization
Leasehold improvement	(165,858)	(174,014)
Electronic equipment	(50,651)	(49,008)
Software	(14,055)	(16,630)
Vehicles and motors	(1,269)	(1,908)
Furniture	(2,518)	(1,136)
Total accumulated depreciation and amortization	(234,351)	(242,696)

Net book value	34,531	63,725